Operating expenses - Bonus awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Bonus awards deferred from 2020 and earlier			£ 19	£ 80	£ 114
Bonus awards deferred from 2021			75
Less: forfeiture of amounts deferred from prior years			(3)	(15)	(11)
Bonus awards for 2022 deferred			0
Income statement charge for amounts deferred from prior years			£ 91	£ 65	£ 103
Forecast
Operating expenses
Bonus awards deferred from 2020 and earlier	£ 4	£ 8
Bonus awards deferred from 2021	8	8
Less: forfeiture of amounts deferred from prior years	0	0
Bonus awards for 2022 deferred	22	105
Income statement charge for amounts deferred from prior years	£ 34	£ 121